Post-Employment Benefits	12 Months Ended
Dec. 31, 2018
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Post-Employment Benefits

NOTE 17: POST-EMPLOYMENT BENEFITS

(€’000)	As at 31 December,
	2018	2017
Pension obligations	131	204

Total	131	204

The Group operates a pension plan which requires contributions to be made by the Group to an insurance company. The pension plan is a defined contribution plan. However, because of the Belgian legislation applicable to 2nd pillar pension plans (so-called “Law Vandenbroucke”), all Belgian defined contribution plans have to be accounted for under IFRS as defined benefit plans because of the minimum guaranteed returns on these plans.

At the end of each year, Celyad is measuring and accounting for the potential impact of defined benefit accounting for these pension plans with a minimum fixed guaranteed return.

The contributions to the plan are determined as a percentage of the yearly salary. There are no employee contributions. The benefit also includes a death in service benefit.

The amounts recognised in the balance sheet are determined as follows:

	As at 31 December,
(€’000)	2018	2017
Present value of funded obligations	1,838	1,705
Fair value of plan assets	(1,706)	(1,500)

Deficit of funded plans	131	204
Total deficit of defined benefit pension plans	131	204
Liability in the balance sheet	131	204

The movement in the defined benefit liability over the year is as follows:

(€’000)	Present value of obligation	Fair value of plan assets	Total
As at 1 January 2017	1,509	1,305	204
Current service cost	201	—	201
Interest expense/(income)	32	26	6

	1,742	1,331	411

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	5	(5)
- Actuarial (Gain)/loss due to change in actuarial assumptions	—	—	—
- Actuarial (Gain)/Loss due to experience	5	—	5

	5	5	—

Employer contributions:		206	(206)
Benefits Paid	(30)	(30)	(1)

At 31 December 2017	1,704	1,499	204

As at 1 January 2018	1,704	1,499	204

Current service cost	190		190
Interest expense/(income)	36	31	5

	1,929	1,530	399

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)		9	(9)
- Actuarial (Gain)/loss due to change in actuarial assumptions	(58)		(58)
- Actuarial (Gain)/Loss due to experience	(3)		(3)

	(61)	9.	(70)

Employer contributions:		198	(198)
Benefits Paid	(31)	(31)	—

At 31 December 2018	1,838	1,707	131

The income statement charge included in operating profit for post-employment benefits amount to:

(€’000)	2018	2017
Current service cost	190	201
Interest expense on DBO	36	32
Expected return on plan assets	(30)	(26)

Net periodic pension cost	195	207

The re-measurements included in other comprehensive loss amount to:

(€’000)	2018	2017
Effect of changes in actuarial assumptions	(58)	—
Effect of experience adjustments	(3)	5
(Gain)/Loss on assets for the year	(9)	(5)

Remeasurement of post-employment benefit obligations	(70)	—

Plan assets relate all to qualifying insurance policies. The significant actuarial assumptions as per 31 December 2018 were as follows:

Demographic assumptions (for both current and comparative years presented in these year-end financial statements):

•	Mortality tables: mortality rates-5 year for the men and 5 year for the women

•	Withdrawal rate: 5% each year

•	Retirement age: 65 years

Economic assumptions:

•	Yearly inflation rate: 1,8%

•	Yearly salary raise: 1,5% (above inflation)

•	Yearly discount rate: 2.2%

If the discount rate would decrease with 0,5% then, the defined benefit obligation would increase with 5,5%. Reversely if the discount rate would increase with 0,5% then the defined benefit obligation would decrease with 3,5%.

The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognised within the statement of financial position.

Through its defined benefit pension plan, the Group is exposed to a number of risks, the most significant of which are detailed below:

•	Changes in discount rate: a decrease in discount rate will increase plan liabilities;

•

Inflation risk: the pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. The majority of the plan’s assets are either unaffected by or loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.

The investment positions are managed by the insurance company within an asset-liability matching framework that has been developed to achieve long-term investments that are in line with the obligations under the pension schemes.

Expected contributions to pension plans for next financial year amount to €0.2 million.